Business Combination - Travel.Co.In Limited - Purchase consideration (Details) - TCIL - INR (₨) ₨ in Thousands	Mar. 31, 2019	Feb. 08, 2019	Mar. 31, 2018
Business Combination
Fair value of purchase consideration at acquisition date		₨ 58,276
Purchase price allocation:
Net working capital (including cash)		(1,240)
Tangible assets		260
Customer base and relationships		5,654
Non-compete agreements		2,110
Goodwill	₨ 1,015,099	53,913	₨ 961,186
Deferred tax liability		(2,421)
Total		₨ 58,276